Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value
Assets and liabilities measured at fair value on a recurring basis

The following table represents financial instruments reported on the consolidated statements of condition at their fair value as of December 31, 2017 by level within the fair value measurement hierarchy.

		Fair Value Measurements at
		Reporting Date Using
		(in Thousands)
		Quoted
		Prices in
		Active	Significant
	Assets/Liabilities	Markets for	Other	Significant
	Measured at	Identical	Observable	Unobservable
	Fair Value	Assets	Inputs	Inputs
	December 31, 2017	(Level 1)	(Level 2)	(Level 3)
Measured on a recurring basis:
Assets:
Available for sale securities
Residential mortgage-backed securities	$3,891,233	$—	$3,891,233	$—
States and political subdivisions	232,951	—	232,951	—
Equity Securities	27,886	27,886	—	—
	$4,152,070	$27,886	$4,124,184	$—

The following table represents financial instruments reported on the consolidated balance sheets at their fair value as of December 31, 2016 by level within the fair value measurement hierarchy.

		Fair Value Measurements at
		Reporting Date Using
		(in Thousands)
		Quoted
		Prices in
		Active	Significant
	Assets/Liabilities	Markets for	Other	Significant
	Measured at	Identical	Observable	Unobservable
	Fair Value	Assets	Inputs	Inputs
	December 31, 2016	(Level 1)	(Level 2)	(Level 3)
Measured on a recurring basis:
Assets:
Available for sale securities
Residential mortgage - backed securities	$3,894,470	$—	$3,876,865	$17,605
States and political subdivisions	254,972	—	254,972	—
Equity Securities	27,907	27,907	—	—
	$4,177,349	$27,907	$4,131,837	$17,605

Reconciliation of activity for mortgage-backed securities on a net basis

Balance at December 31, 2016	$17,605
Principal paydowns	(798)
Sales of available for sale securities	(21,904)
Reclassification of unrealized gains (losses) included in other comprehensive loss due to sale	5,097
Balance at December 31, 2017	$—

Assets measured at fair value on a non-recurring basis

The following table represents financial instruments measured at fair value on a non‑recurring basis as of and for the period ended December 31, 2017 by level within the fair value measurement hierarchy:

Fair Value Measurements at Reporting
Date Using
(in thousands)
Quoted
	Assets/Liabilities	Prices in
	Measured at	Active	Significant
	Fair Value	Markets for	Other	Significant	Net Provision
	Year ended	Identical	Observable	Unobservable	(Credit)
	December 31,	Assets	Inputs	Inputs	During
	2017	(Level 1)	(Level 2)	(Level 3)	Period
Measured on a non-recurring basis:
Assets:
Impaired loans	$11,210	$—	$—	$11,210	$2,138
Other real estate owned	2,000	—	—	2,000	710

The following table represents financial instruments measured at fair value on a non‑recurring basis as of and for the year ended December 31, 2016 by level within the fair value measurement hierarchy:

Fair Value Measurements at Reporting
Date Using
(in thousands)
Quoted
	Assets/Liabilities	Prices in
	Measured at	Active	Significant
	Fair Value	Markets	Other	Significant	Net (Credit)
	Year ended	for Identical	Observable	Unobservable	Provision
	December 31,	Assets	Inputs	Inputs	During
	2016	(Level 1)	(Level 2)	(Level 3)	Period
Measured on a non-recurring basis:
Assets:
Impaired loans	$38,794	$—	$—	$38,794	$19,699
Other real estate owned	9,445	—	—	9,445	2,351